Investments (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Short-term investments
Trading securities investments	$ 1,043,550	$ 685,864
Held-to-maturity investments	10,113,066	8,332,241
Available-for-sale investments		1,643,267
Total short-term investments	11,156,616	10,661,372
Long-term investments
Held-to-maturity investments	6,908,212	8,727,495
Other long- term investments	3,079,956
Total long-term investments	9,988,168	8,727,495
Total investments	21,144,784	19,388,867
Trust products
Short-term investments
Trading securities investments	1,043,550	685,864
Held-to-maturity investments	2,408,538	522,961
Long-term investments
Held-to-maturity investments	4,600,830	2,535,252
Asset management plans
Short-term investments
Held-to-maturity investments	7,704,528	7,027,956
Available-for-sale investments		1,143,978
Long-term investments
Held-to-maturity investments	792,561	3,332,299
Real estate funds
Short-term investments
Held-to-maturity investments		781,324
Available-for-sale investments		499,289
Long-term investments
Held-to-maturity investments	$ 1,514,821	$ 2,859,944